Identifiable Intangible Assets, Net - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Goodwill [Line Items]
Amortization expense	$ 1.1	$ 1.1